Capital Stock (Details) (USD $)	Sep. 30, 2014	Jun. 25, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008
Common stock, shares authorized (in shares)	2,000,000,000	35,900,000	2,000,000,000	2,000,000,000
Common stock, shares issued (in shares)	140,987,217		98,915,432	98,336,958
Common stock, shares outstanding (in shares)	133,349,047		91,669,470
DSUs
Common stock, shares issued (in shares)					384,427
Purchase price (in dollars per share)					$ 15.00
Common stock, shares outstanding (in shares)			108,504